Loss before Income Tax	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax Text Block [Abstract]
LOSS BEFORE INCOME TAX

NOTE 7. LOSS BEFORE INCOME TAX

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Employee benefit expenses:
- Wages and salaries	784,105	851,073	1,482,072
- Staff welfare	14,286	-	-
- Defined contribution superannuation plan expenses	9,594	32,106	83,441
- Less: Labor cost allocated to development projects	-	-	(133,702)
	807,985	883,179	1,431,811
- Executive directors’ remuneration	575,806	574,371	722,157
- Non-executive directors’ remuneration	79,204	156,372	58,675
	655,010	730,743	780,832
Total employee benefit expenses	1,462,995	1,613,922	2,212,643

Depreciation and amortization of non-current assets:
- Leasehold improvements	21,552	18,978	10,385
- Office furniture and equipment	2,985	118,143	179,140
- Machinery	1,133,397	1,049,125	172,982
- Right of use assets	545,196	140,565	299,981
- Intangible assets	289,877	-	1,416,274
Total depreciation and amortization	1,993,007	1,326,811	2,078,762

Other Expenses:
Allowances for bad debts	102,308	14,390	58,932
Rental expense on operating lease	81,178	116,406	126,382
Provision for inventory	1,121,788	-	-
Reversal of allowance for inventory obsolescence	-	(9,439)	(17,671)
Plant and equipment written off	93,183	-	110
Development projects written off	-	-	930,356
Provision for impairment loss on intangible assets	-	-	3,459,340
Selling costs	68,546	-	-
Other operating expenses	479,057	378,500	480,015
Other expenses	211,543	142,482	310,360
	2,157,603	642,339	5,347,824
Other (gains)/ losses:
Gain on deemed disposal of subsidiaries	(144,827)	-	-
(Gain)/ loss on disposal of subsidiaries	(62,029)	(1,998,269)	28,990
Exchange (gain)/ loss	(1,775,889)	(88,322)	194,383
Total other gains/ (losses)	(1,982,745)	(2,086,591)	223,373

Audit and review of financial statements:
- statutory audit of the Group in Australia	2,387	-	25,000
- audit of the Group in USA	264,947	185,272	76,780
- statutory audit of the subsidiaries	-	10,922	-
- review for other reporting purposes	50,924	87,130	18,822
Total audit and review fees	318,258	283,324	120,602